SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Balance, beginning of period	$ 30,690	$ 36,299
Additions	32,106	39,895
Transfer to revenue	(42,166)	(45,504)
Balance, end of period	$ 20,631	$ 30,690